DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information of Consolidated Income Statement (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment financial information
Revenues	$ 168,046	$ 66,649	$ 60,405
Operating costs without depreciation, amortization and impairment of PP&E	(111,678)	(42,536)	(40,206)
Depreciation, amortization and impairment of PP&E and Intangible assets	(35,111)	(9,804)	(7,883)
Operating income	21,257	14,309	12,316
Earnings from associates	236	353	221
Debt financial expenses	(33,972)	(217)	(595)
Other financial results, net	15,177	930	4,619
Income before income tax benefit (expense)	2,698	15,375	16,561
Income tax benefit (expense)	2,838	(5,516)	(6,015)
Net income for the year	5,536	9,859	10,546
Attributable to:
Controlling Company	5,294	9,731	10,457
Non-controlling interest	242	128	89
Eliminations
Segment financial information
Revenues	(704)	(8)	(6)
Operating costs without depreciation, amortization and impairment of PP&E	704	8	6
Services rendered in Argentina | Restated for inflation
Segment financial information
Revenues	159,001	65,466	59,530
Operating costs without depreciation, amortization and impairment of PP&E	(105,695)	(41,755)	(39,589)
Depreciation, amortization and impairment of PP&E and Intangible assets	(32,894)	(9,686)	(7,804)
Operating income	20,412	14,025	12,137
Services rendered in Argentina | Operating segment
Segment financial information
Revenues	129,836	39,870	29,726
Operating costs without depreciation, amortization and impairment of PP&E	(85,942)	(25,082)	(19,106)
Depreciation, amortization and impairment of PP&E and Intangible assets	(20,416)	(3,880)	(2,519)
Operating income	23,478	10,908	8,101
Services rendered in Argentina | Inflation restatement
Segment financial information
Revenues	29,165	25,596	29,804
Operating costs without depreciation, amortization and impairment of PP&E	(19,753)	(16,673)	(20,483)
Depreciation, amortization and impairment of PP&E and Intangible assets	(12,478)	(5,806)	(5,285)
Operating income	(3,066)	3,117	4,036
Other abroad segments | Restated for inflation
Segment financial information
Revenues	9,749	1,191	881
Operating costs without depreciation, amortization and impairment of PP&E	(6,687)	(789)	(623)
Depreciation, amortization and impairment of PP&E and Intangible assets	(2,217)	(118)	(79)
Operating income	845	284	179
Other abroad segments | Operating segment
Segment financial information
Revenues	7,894	1,074	819
Operating costs without depreciation, amortization and impairment of PP&E	(5,414)	(711)	(579)
Depreciation, amortization and impairment of PP&E and Intangible assets	(1,753)	(106)	(73)
Operating income	727	257	167
Other abroad segments | Inflation restatement
Segment financial information
Revenues	1,855	117	62
Operating costs without depreciation, amortization and impairment of PP&E	(1,273)	(78)	(44)
Depreciation, amortization and impairment of PP&E and Intangible assets	(464)	(12)	(6)
Operating income	$ 118	$ 27	$ 12